Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) [Line Items]
Total	$ 7	$ 21,287
Wealth management product [Member]
Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) [Line Items]
Total	$ 7	$ 21,287